Related party transactions (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Free Float
Stockholders'
Common Shares (thousand)	[1]	R$ 369,614		R$ 385,964	R$ 391,533
Common Shares (%)	[1]	9.70%		10.00%	10.20%
Preferred Shares (thousand)	[1]	R$ 397,418		R$ 413,769	R$ 419,338
Preferred shares (%)	[1]	10.80%		11.10%	11.30%
Total Shares (thousand)	[1]	R$ 767,032		R$ 799,733	R$ 810,871
Total Shares (%)	[1]	10.20%		10.60%	10.70%
Total
Stockholders'
Common Shares (thousand)		R$ 3,818,695		R$ 3,850,971	R$ 3,850,972
Common Shares (%)		199.80%		199.40%	199.50%
Preferred Shares (thousand)		R$ 3,679,836		R$ 3,712,112	R$ 3,712,113
Preferred shares (%)		199.80%		199.40%	199.40%
Total Shares (thousand)		R$ 7,498,531		R$ 7,563,083	R$ 7,563,085
Total Shares (%)		199.80%		199.40%	199.50%
Treasury shares
Stockholders'
Common Shares (thousand)		R$ 5,845		R$ 25,786	R$ 20,218
Common Shares (%)		0.20%		0.60%	0.50%
Preferred Shares (thousand)		R$ 5,845		R$ 25,786	R$ 20,218
Preferred shares (%)		0.20%		0.60%	0.50%
Total Shares (thousand)		R$ 11,690		R$ 51,572	R$ 40,436
Total Shares (%)		0.20%		0.60%	0.50%
Total
Stockholders'
Common Shares (thousand)		R$ 3,812,850		R$ 3,825,185	R$ 3,830,754
Common Shares (%)		99.80%		99.40%	99.50%
Preferred Shares (thousand)		R$ 3,673,991		R$ 3,686,326	R$ 3,691,895
Preferred shares (%)		99.80%		99.40%	99.50%
Total Shares (thousand)		R$ 7,486,841		R$ 7,511,511	R$ 7,522,649
Total Shares (%)		99.80%		99.40%	99.50%
Other
Stockholders'
Common Shares (thousand)		R$ 366,063		R$ 174,238	R$ 180,655
Common Shares (%)		9.60%		4.50%	4.70%
Preferred Shares (thousand)		R$ 393,862		R$ 202,028	R$ 208,438
Preferred shares (%)		10.70%		5.50%	5.60%
Total Shares (thousand)		R$ 759,925		R$ 376,266	R$ 389,093
Total Shares (%)		10.10%		5.00%	5.10%
Directors
Stockholders'
Common Shares (thousand)		R$ 4,016	[2]	R$ 0	R$ 0
Common Shares (%)		0.10%	[2]	0.00%	0.00%
Preferred Shares (thousand)		R$ 4,016	[2]	R$ 0	R$ 0
Preferred shares (%)		0.10%	[2]	0.00%	0.00%
Total Shares (thousand)		R$ 8,032	[2]	R$ 0	R$ 0
Total Shares (%)		0.10%	[2]	0.00%	0.00%
Members of the Executive Board
Stockholders'
Common Shares (thousand)		R$ 0		R$ 0	R$ 0
Common Shares (%)		0.00%		0.00%	0.00%
Preferred Shares (thousand)		R$ 0		R$ 0	R$ 0
Preferred shares (%)		0.00%		0.00%	0.00%
Total Shares (thousand)		R$ 0		R$ 0	R$ 0
Total Shares (%)		0.00%		0.00%	0.00%
Members of the Board of Directors
Stockholders'
Common Shares (thousand)	[2]	R$ 0		R$ 0	R$ 0
Common Shares (%)	[2]	0.00%		0.00%	0.00%
Preferred Shares (thousand)	[2]	R$ 0		R$ 0	R$ 0
Preferred shares (%)	[2]	0.00%		0.00%	0.00%
Total Shares (thousand)	[2]	R$ 0		R$ 0	R$ 0
Total Shares (%)	[2]	0.00%		0.00%	0.00%
Employees
Stockholders'
Common Shares (thousand)		R$ 3,551		R$ 3,914	R$ 3,066
Common Shares (%)		0.10%		0.10%	0.10%
Preferred Shares (thousand)		R$ 3,556		R$ 3,929	R$ 3,088
Preferred shares (%)		0.10%		0.10%	0.10%
Total Shares (thousand)		R$ 7,107		R$ 7,843	R$ 6,154
Total Shares (%)		0.10%		0.10%	0.10%
Qatar Holding, LLC
Stockholders'
Common Shares (thousand)		R$ 0		R$ 207,812	R$ 207,812
Common Shares (%)		0.00%		5.40%	5.40%
Preferred Shares (thousand)		R$ 0		R$ 207,812	R$ 207,812
Preferred shares (%)		0.00%		5.60%	5.60%
Total Shares (thousand)		R$ 0		R$ 415,624	R$ 415,624
Total Shares (%)		0.00%		5.50%	5.50%
Santander Insurance Holding
Stockholders'
Common Shares (thousand)		R$ 0		R$ 0	R$ 3,758	[3]
Common Shares (%)		0.00%		0.00%	0.10%	[3]
Preferred Shares (thousand)		R$ 0		R$ 0	R$ 179	[3]
Preferred shares (%)		0.00%		0.00%	0.00%	[3]
Total Shares (thousand)		R$ 0		R$ 0	R$ 3,937	[3]
Total Shares (%)		0.00%		0.00%	0.10%	[3]
Banco Santander, S.A.
Stockholders'
Common Shares (thousand)	[3]	R$ 521,964		R$ 521,965	R$ 518,207
Common Shares (%)	[3]	13.60%		13.60%	13.50%
Preferred Shares (thousand)	[3]	R$ 519,268		R$ 519,268	R$ 519,089
Preferred shares (%)	[3]	14.10%		14.00%	14.00%
Total Shares (thousand)	[3]	R$ 1,041,232		R$ 1,041,233	R$ 1,037,296
Total Shares (%)	[3]	13.90%		13.80%	13.70%
Sterrebeeck B.V.
Stockholders'
Common Shares (thousand)	[3]	R$ 1,809,583		R$ 1,809,583	R$ 1,809,583
Common Shares (%)	[3]	47.40%		47.00%	47.00%
Preferred Shares (thousand)	[3]	R$ 1,733,644		R$ 1,733,644	R$ 1,733,644
Preferred shares (%)	[3]	47.10%		46.70%	46.70%
Total Shares (thousand)	[3]	R$ 3,543,227		R$ 3,543,227	R$ 3,543,227
Total Shares (%)	[3]	47.20%		46.90%	46.90%
Grupo Empresarial Santander, S.L.
Stockholders'
Common Shares (thousand)	[3]	R$ 1,107,673		R$ 1,107,673	R$ 1,107,673
Common Shares (%)	[3]	29.00%		29.00%	28.80%
Preferred Shares (thousand)	[3]	R$ 1,019,645		R$ 1,019,645	R$ 1,019,645
Preferred shares (%)	[3]	27.70%		27.70%	27.50%
Total Shares (thousand)	[3]	R$ 2,127,318		R$ 2,127,318	R$ 2,127,318
Total Shares (%)	[3]	28.40%		28.40%	28.10%

[1]	Composed by Employees, Qatar Holding and other.
[2]	None of the members of the Board of Directors and the Executive Board holds 1.0% or more of any class of shares.
[3]	Companies of the Santander Spain Group.